Condensed Consolidated Statements of Operations (Parenthetical 1)	12 Months Ended
Dec. 31, 2016 USD ($)
Assets and liabilities [Abstract]
Prepaid rent	$ 34,287
Property and equipment	1,271,617
Deposits	38,669
Total assets	1,344,573
Checks written in excess of bank balance	3,434
Accounts payable	68,145
Accounts payable - related party	55,249
Deferred rent	24,147
Accrued expenses	1,566
Accrued interest - related party	122,582
Subordinated notes payable to members	700,826
Long-term debt	1,300,000
Net liabilities acquired	$ (931,376)